ACCOUNTS RECEIVABLE (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, gross	$ 95,685	$ 141,609
Allowance for doubtful accounts	(40,525)	(37,785)
Accounts receivable trade, net	55,160	103,824	49,329
Bad debt expense	$ 2,739	$ 13,865